Condensed Financial Information of Registrant (SMFG)	12 Months Ended
Mar. 31, 2020
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Condensed Financial Information of Registrant (SMFG)
51	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (SMFG)
Condensed Statements of Financial Position

	At March 31,
	2020	2019
	(In millions)
Assets:
Deposits with SMBC	¥174,641	¥434,005
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	7,445,175	6,258,343
Investments in other subsidiaries, associates and joint ventures	1,733,095	1,477,703
Other assets	136,040	93,112
Current tax assets	127,542	118,878

Total assets	¥14,230,283	¥12,995,831

Liabilities and equity:
Short-term borrowings from SMBC	¥1,228,030	¥1,228,030
Long-term borrowings	231,276	234,223
Debt securities in issue due to other subsidiaries	6,085	284,297
Debt securities in issue	6,013,305	4,898,140
Other liabilities	85,580	52,813

Total liabilities	7,564,276	6,697,503

Shareholders’ equity	5,985,688	5,702,082
Other equity instruments holders’ equity	680,319	596,246

Total equity	6,666,007	6,298,328

Total equity and liabilities	¥14,230,283	¥12,995,831

Condensed Income Statements

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Income:
Interest income from SMBC	¥165,322	¥145,075	¥99,100
Dividends from SMBC	637,703	325,333	223,334
Dividends from other subsidiaries, associates and joint ventures	21,726	46,473	33,668
Fees and commission income from subsidiaries	9,048	5,666	10,226
Other income	19	106,712	217

Total income	833,818	629,259	366,545

Expense:
Interest expense to SMBC a	4,328	4,298	4,298
Interest expense to other subsidiaries	14,502	13,663	16,309
Interest expense	148,177	128,360	89,699
Operating and other expense	22,812	24,857	21,525

Total expense	189,819	171,178	131,831

Profit before tax	643,999	458,081	234,714
Income tax expense	(6,416)	(28,517)	(7,085)

Net profit	¥650,415	¥486,598	¥241,799

Profit attributable to:
Shareholders	638,051	474,723	232,077
Other equity instruments holders	12,364	11,875	9,722

Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Operating Activities:
Profit before tax	¥643,999	¥458,081	¥234,714
Income taxes paid—net	7,043	(17,440)	35,010
Other operating activities—net	(3,023)	(108,622)	(3,736)

Net cash and cash equivalents provided by operating activities	648,019	332,019	265,988

Investing Activities:
Loans provided to SMBC	(1,338,045)	(626,746)	(2,241,774)
Investments in subsidiaries	(255,468)	—	—
Proceeds from sale of investment in subsidiaries	—	184,122	—
Other investing activities—net	(16,495)	(6,548)	(13,833)

Net cash and cash equivalents used in investing activities	(1,610,008)	(449,172)	(2,255,607)

Financing Activities:
Proceeds from issuance of long-term borrowings	5,053	35,002	66,415
Redemption of long-term borrowings	(8,000)	—	—
Proceeds from issuance of debt securities	1,255,939	591,744	1,525,271
Proceeds from issuance of other equity instruments	84,073	—	149,080
Redemption of debt securities	(266,700)	—	—
Dividends paid to shareholders	(255,771)	(245,595)	(218,569)
Coupons paid to other equity instruments holders	(12,364)	(11,875)	(9,722)
Purchases of treasury stock and proceeds from sale of treasury stock—net	(99,605)	(69,799)	380

Net cash and cash equivalents provided by financing activities	702,625	299,477	1,512,855

Net increase (decrease) of cash and cash equivalents	(259,364)	182,324	(476,764)
Cash and cash equivalents at beginning of period	434,005	251,681	728,445

Cash and cash equivalents at end of period	¥174,641	¥434,005	¥251,681

Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures are stated at cost. The Company recognizes dividend income from these companies when its right to receive payment is established.
Investments in other subsidiaries, associates and joint ventures included equity investments in SMBC Nikko Securities Inc., Sumitomo Mitsui Card Company, Limited, SMBC Consumer Finance Co., Ltd., Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”), Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and others at March 31, 2020, and SMBC Nikko Securities Inc., SMFG Card & Credit, Inc., SMBC Consumer Finance Co., Ltd., SMDAM, SMFL and others at March 31, 2019. These companies are incorporated in Japan, and the proportion of ownership interest of the Company in these companies was the same as described in Note 11 “Investments in Associates and Joint Ventures,” and Note 47 “Principal Subsidiaries.”

Long-term obligations
The Company had had perpetual subordinated bonds of ¥267 billion outstanding to its subsidiary, SMFG Preferred Capital JPY3 Limited, at March 31, 2019, which were redeemed during the fiscal year ended March 31, 2020.
The Company had subordinated long-term borrowings amounting to ¥41 billion and ¥49 billion at March 31, 2020 and 2019, respectively, and had unsubordinated long-term borrowings amounting to ¥190 billion and to ¥185 billion at March 31, 2020 and 2019, respectively. The Company also had subordinated bonds amounting to ¥969 billion and ¥954 billion, including ¥0.3 billion and ¥5 billion outstanding to its subsidiary, at March 31, 2020 and 2019, respectively, and had senior bonds amounting to ¥5,050 billion and ¥3,962 billion, including ¥6 billion and ¥12 billion outstanding to its subsidiary, at March 31, 2020 and 2019, respectively. For additional information, refer to Note 18 “Borrowings” and Note 19 “Debt Securities in Issue.”
Guarantees
The Company provided guarantee of ¥254 billion and ¥234 billion at March 31, 2020 and 2019, respectively, to the Deposit Protection Fund of the Association of German Banks with regard to the deposits of the SMBC Dusseldorf branch.